OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
OTHER NON-CURRENT ASSETS
10.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2016	2017
	US$	US$

Rental and other deposits	4,933	852
Rental deposits paid to lessors for sublease services	1,711	409
Others	747	765

	7,391	2,026